Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 59,573,508	$ 32,089,993	$ 127,935,501	$ 85,593,786	$ 128,032,397	$ 53,343,310
Cost of revenue	32,173,859	24,708,941	83,978,050	76,321,953	103,063,445	47,301,175
Gross profit	27,399,649	7,381,052	43,957,451	9,271,833	24,968,952	6,042,135
Operating expenses
Selling and marketing	22,712,193	9,928,901	55,122,357	27,698,182	43,589,239	12,789,056
General and administrative	23,023,883	7,172,175	44,230,360	24,852,891	36,007,238	29,511,204
Depreciation and amortization	4,055,432	4,053,184	11,981,998	12,276,990	16,280,475	4,551,372
Total operating expenses	49,791,508	21,154,260	111,334,715	64,828,063	95,876,952	46,851,632
Loss from operations	(22,391,859)	(13,773,208)	(67,377,264)	(55,556,230)	(70,908,000)	(40,809,497)
Other (expenses) income
Change in valuation of warrant derivative liabilities	801,755	(517,405)	496,812	(134,910)	496,305	(1,015,151)
Change in valuation of embedded derivative liabilities		(2,370,000)		2,173,000	2,571,004	(5,040,000)
Loss on conversion of convertible debt					(3,297,539)
Interest expense	(2,512,637)	(4,253,180)	(7,695,317)	(12,169,315)	(16,497,217)	(10,463,570)
Interest income		1,116	471	4,499	381,026	13,976
Liquidated damages	(833,612)	(319,903)	(2,197,615)	(1,487,577)	(1,487,577)	(728,516)
Other (expenses) income		(31,851)		(31,851)	(279,133)	262
Gain upon debt extinguishment			5,716,697
Total other expenses	(2,544,494)	(7,491,223)	(3,678,952)	(11,646,154)	(18,113,131)	(17,232,999)
Loss before income taxes	(24,936,353)	(21,264,431)	(71,056,216)	(67,202,384)	(89,021,131)	(58,042,496)
Income taxes	229,699		229,699		(210,832)	19,541,127
Net loss	(24,706,654)	(21,264,431)	(70,826,517)	(67,202,384)	(89,231,963)	(38,501,369)
Deemed dividend on Series H convertible preferred stock		(132,663)		(132,663)	(15,642,595)
Net loss attributable to common stockholders	$ (24,706,654)	$ (21,397,094)	$ (70,826,517)	$ (67,335,047)	$ (104,874,558)	$ (38,501,369)
Basic and diluted net loss per common share	$ (0.10)	$ (0.55)	$ (0.29)	$ (1.72)	$ (2.28)	$ (1.04)
Weighted average number of common shares outstanding – basic and diluted	252,811,058	39,186,432	244,209,151	39,177,864	45,981,029	37,080,784